Cover	3 Months Ended
Apr. 30, 2021
Cover [Abstract]
Entity Registrant Name	4Less Group, Inc.
Entity Central Index Key	0001438901
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false